Disposition of subsidiaries (Details Narrative) - Disposition of Subsidiaries [Member] - Share Transfer Agreement [Member] - USD ($)	1 Months Ended
	Sep. 25, 2024	Sep. 30, 2024	Sep. 12, 2024
Issued and outstanding equity percentage	90.00%		100.00%
Issued and outstanding equity consideration			$ 4,201
Total purchase price	$ 19,694,019
Fourth Consideration	$ 984,701
Outstanding payment		$ 18,709,318